Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Exit costs, environmental and other similar items	$ 53,928	$ 64,773	$ 82,378
Deferred employee benefit items	74,577	57,810	65,550
Other items (each less than 5 percent of total assets)	83,192	79,014	111,094
Total deferred tax assets	211,697	201,597	259,022
Deferred tax liabilities:
Depreciation and amortization	192,035	165,917	161,916
Current:
Current Federal	204,284	127,498	151,492
Current Foreign	50,272	50,765	25,964
Current State and local	28,219	16,966	18,118
Total current	282,775	195,229	195,574
Deferred:
Deferred Federal	20,713	27,903	(4,887)
Deferred Foreign	(3,922)	(7,145)	(1,592)
Deferred State and local	122	(688)	(2,126)
Total deferred	16,913	20,070	(8,605)
Total provisions for income taxes	$ 299,688	$ 215,299	$ 186,969